Schedule of Interest Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Interest expense, related party	$ (313)	$ (120)	$ (541)	$ (329)
Interest expense, other	(254)	(227)	(1,042)	202
Interest expense, secured borrowing arrangement	(71)	(163)	(1,083)	(1,366)
Amortization of Debt Issue Cost associated with related warrants	2,615		(2,296)
Amortization of Debt Issue Cost - OID	568		(498)
Total interest expense	(3,821)	(510)	(5,460)	(1,493)
Amortization of debt issue cost associated with related warrants	(2,615)		2,296
Amortization of debt issue cost - OID	$ (568)		$ 498